Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Inventories [Abstract]
Raw materials	$ 3,145,638	$ 816,249
Finished goods	1,402,569	455,347
Goods shipped in transit	1,810,760	3,692,501
Work in progress	388,733	533,329
Total inventories	$ 6,747,700	$ 5,497,426